Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Stockholders' Equity
Note 5. Stockholders’ equity (deficit)
Convertible preferred stock (prior to the Business Combination)
Prior to the Acquisition Merger, the Company had authorized the issuance of 505,746,770 shares of convertible preferred stock, of which 53,030,270 shares were designated as Series Seed Preferred Stock, 91,549,300 shares were designated as Series A Preferred Stock, 55,452,865 shares were designated as Series B Preferred Stock, 108,459,871 shares were designated as Series C Preferred Stock, 87,412,587 shares were designated as Series D Preferred Stock, 104,841,877 shares were designated as Series E Preferred Stock (collectively, the “Old Starry Preferred Stock”) and 5,000,000 shares were designated as Series Z Preferred Stock (together with “Old Starry Preferred Stock”, the “Convertible Preferred Stock”).
On March 31, 2021, the Company completed a Series E Preferred Stock financing round whereby it issued shares of Series
E-1
Preferred Stock, Series
E-2
Preferred Stock, and Series
E-3
Preferred Stock. The 2020 Notes had a carrying value of $31,752 and were converted into 22,204,490 shares of Series
E-1
Preferred Stock, at a price per share of $1.43. The 2021 Notes had a carrying value of $13,832 and were converted into 8,232,627 shares of Series
E-2
Preferred Stock, at a price per share of $1.34. The Company issued 71,428,570 shares of Series
E-3
Preferred Stock at a purchase price of $1.68 per share, in exchange for gross cash proceeds of $120,000 and incurred issuance costs of $150.
On March 29, 2022, the Company issued 4,133,333 shares of Series Z Preferred Stock at a purchase price of $7.50 per share, in exchange for gross cash proceeds of $31,000 in connection with the consummation of the Business Combination. Pursuant to the Merger Agreement, such shares of Series Z Preferred Stock converted into shares of Class A common stock on a
1-for-1
basis and all outstanding shares of Old Starry Preferred Stock converted into shares of Class A common stock at an exchange ratio of 0.1841 (the “Acquisition Merger Exchange Ratio”).
In connection with the Business Combination, the Convertible Preferred Stock was retroactively adjusted. As of June 30, 2022, there is no Convertible Preferred Stock authorized, issued or outstanding. The following table summarizes details of Convertible Preferred Stock authorized, issued and outstanding immediately prior to the Business Combination.

Convertible Preferred Stock	Par Value	Authorized (1)	Issued and Outstanding (1)	Carrying Value
Series Seed	$0.001	9,761,747	9,761,745	$6,990
Series A	0.001	16,852,283	16,852,283	25,946
Series B	0.001	10,207,696	10,207,696	29,910
Series C	0.001	19,965,160	19,965,160	99,989
Series D	0.001	16,090,802	16,090,802	124,915
Series E	0.001	19,299,164	18,751,311	165,434
Series Z	0.001	5,000,000	4,133,333	31,000

		97,176,852	95,762,330	$484,184

(1)
Shares of Old Starry Preferred Stock authorized, issued and outstanding have been adjusted to reflect the exchange of Old Starry common stock for Class A common stock at an exchange of 0.1841 as a result of the Business Combination (see Note 1).

Preferred stock (subsequent to the Business Combination)
The Company has authorized 10,000,000 shares of preferred stock (the “Preferred Stock”), par value $0.0001, of which none are issued and outstanding at June 30, 2022. Shares of Preferred Stock may be issued from time to time by the board of directors in one or more series, and in connection with the creation of any such series, by adopting a resolution or resolutions providing for the issuance of the shares thereof and by filing a certificate of designation, to determine and fix the number of shares of such series and such voting powers, full or limited, or no voting powers, and such designations, preferences and relative participating, optional or other special rights, and qualifications, limitations or restrictions thereof, including without limitation thereof, dividend rights, conversion rights, redemption privileges and liquidation preferences, and to increase or decrease (but not below the number of shares of such series then outstanding) the number of shares of any series as shall be stated and expressed in such resolutions.
Class A common stock
The Company has authorized 800,000,000 shares of Class A common stock, par value $0.0001, of which 153,393,876 are issued and outstanding at June 30, 2022. Holders of such shares are entitled to one vote for each share of Class A common stock. Such shares confer upon holders the right to receive the payment of dividends when, as and if declared by the Board of Directors, subject to applicable laws and the rights and preferences of any holders of any outstanding series of Preferred Stock.
Class X common stock
The Company has authorized 50,000,000 shares of Class X common stock, par value $0.0001, of which 9,268,335 are issued and outstanding at June 30, 2022 and held solely by the Company’s Chief Executive Officer and founder. The holder of such shares is entitled to twenty votes for each share of Class X common stock, until the Sunset Date (defined below), and one vote for each share of Class X common stock from and after the Sunset Date. Such shares confer upon the holder the right to receive the payment of dividends when, as and if declared by the Board of Directors, subject to applicable laws and the rights and preferences of any holders of any outstanding series of Preferred Stock.
Each share of Class X common stock will:

•	Convert into one share of Class A common stock at the option of the holder.

•
Automatically convert into one share of Class A common stock upon a transfer of such share, other than to a Qualified Stockholder (as defined in the Amended and Restated Certificate of Incorporation of Starry Group, as filed as an exhibit to the Annual Report on March 31, 2022).

•
Automatically convert into one share of Class A common stock upon the earlier of (such date, the “Sunset Date”): (a) the date that is nine months following March 29, 2022 on which the holder (1) is no longer providing services as a member of the senior leadership team, officer or director and (2) has not provided any such services for the duration of such nine-month period; and (b) the first date after March 29, 2022 as of which the holder has transferred, in the aggregate, more than 75% of the shares of Class X common stock that were held by the holder immediately following the consummation of the Business Combination. Following such conversion, the reissuance of shares of Class X common stock will be prohibited.

Non-redemption
agreements
Pursuant to the
non-redemption
agreements entered into with certain accredited investors (the
“Non-Redeeming
Shareholders”) dated March 9, 2022, the
Non-Redeeming
Shareholders agreed to not redeem a certain number of shares of FirstMark Class A common stock. In connection with these agreements, the Company issued 422,108 shares of additional Class A common stock to the
Non-Redeeming
Shareholders subsequent to the close of the Business Combination (the
“Non-Redemption
Shares”). The Company evaluated the
Non-Redeeming
Shareholders’ right to receive the additional shares of Class A common stock and concluded that the
Non-Redemption
Shares represented a
non-pro
rata distribution to the
Non-Redeeming
Shareholders. As a result, the Company recorded $3,888 in other income (expense), net on the condensed consolidated statements of operations and APIC on the condensed consolidated statement of stockholders’ equity (deficit).

Starry, Inc [Member]
Stockholders' Equity
Note 5. Stockholders’ equity
Convertible preferred stock
The Company has authorized the issuance of 92,637,050 shares of convertible preferred stock (“Preferred Stock”), of which 9,761,747 shares are designated as Series Seed Preferred Stock, 16,852,283 shares are designated as Series A Preferred Stock, 10,207,696 shares are designated as Series B Preferred Stock, 19,965,160 are designated as Series C Preferred Stock, 16,090,802 are designated as Series D Preferred Stock, 19,299,164 are designated as Series E Preferred Stock and 2,500,000 are designated as Series Z Preferred Stock (collectively, the “Preferred Stock”).
In July 2020, the Company issued 3,958,337 shares of Series D Preferred Stock at a purchase price of $7.77 per share, in exchange for gross cash proceeds of $30,750. In connection with this, the Company incurred issuance costs of approximately $12 during the year ended December 31, 2020.
On March 31, 2021, the Company completed a Series E Preferred Stock financing round whereby it issued shares of Series
E-1
Preferred Stock, Series
E-2
Preferred Stock, and Series
E-3
Preferred Stock. The 2020 Notes had a carrying value of $31,752 and were converted into 4,087,375 shares of Series
E-1
Preferred Stock, at a price per share of $7.77. The 2021 Notes had a carrying value of $13,832 and were converted into 1,515,452 shares of Series
E-2
Preferred Stock, at a price per share of $7.28. The Company issued 13,148,484 shares of Series
E-3
Preferred Stock at a purchase price of
$9.13 per share, in exchange for gross cash proceeds of $120,000 and incurred issuance costs of $150.
The following summarizes the rights and preferences of the Preferred Stock (terms specific to each respective series of Preferred Stock are identified where relevant):
Distributions and liquidation preferences
:
 The holders of Preferred Stock receive, in the event of a liquidation event and prior to any distribution to common stockholders, an amount equal to (i) the original issuance price per share for the Series Seed, A, B, C, D,
E-1,
E-2
and
E-3
Preferred Stock equal to $0.72, $1.54, $2.94, $5.01
, $7.77, $7.77, $7.28
and $9.13, respectively, adjusted as necessary, and (ii) any dividends declared and/or accrued, but unpaid. The Preferred Stockholders shall be entitled to receive the greater of the Original Issue Price plus any accrued and unpaid dividends or such amount per share that would have been payable had all of the Preferred Stock been converted in Common Stock. After payment of the preferred preference, the remaining proceeds are to be distributed to the holders of the common stock on a pro-rata basis.
Dividends
:
 The holders of Preferred Stock are entitled to receive dividends when and if declared by the board of directors (the “Board”) from the Company’s legally available funds. The preferred stock dividends are given preference to any declaration or payment of any dividend on the Company’s common stock. The holders of Preferred Stock also are entitled to participate pro rata in any dividends paid on the Common Stock on an as-if-converted basis.
Conversion:
 Each share of Preferred Stock is convertible at the option of the holder at any time after the date of issuance into a number of shares of voting common stock as determined by dividing the original issue price for the relevant series by the conversion price for such series. The conversion price per share for Series Seed, A, B, C, D,
E-1,
E-2,
E-3
Preferred Stock is $0.72, $1.54, $2.94, $5.01, $7.77, $7.77, $7.28 and $9.13

respectively, subject to adjustment, as defined. Conversion is automatic upon the earlier of (1) the Company’s sale of common stock in a firm commitment underwritten public offering provided that the offering price per share is at least $11.65 per share and the aggregate net proceeds are at least $25,000 or (2) at the election of the majority of preferred stockholders.
The conversion price will also be subject to proportional adjustment for events such as stock splits, stock dividends and recapitalization.
Voting:
 The holders of the Preferred Stock and voting common stock are entitled to vote together as a single class and not separate unless provided by law or other provisions of the articles of incorporation and receive one vote per voting common stock share equivalent. Each holder of Preferred Stock is entitled to a number of votes equal to the number of shares of voting common stock into which the shares of Preferred Stock would be convertible.
Redemption (deemed liquidation events)
:
The Preferred Stock is not mandatorily redeemable. The Preferred Stock is only redeemable in the event of a deemed liquidation event and a majority of the preferred stockholders request such redemption in writing at least five days prior to the effective date of such deemed liquidation event. Shares of Preferred Stock shall be redeemed by the Company out of funds lawfully available at a price per share noted above plus any accrued or declared but unpaid dividends thereon. A deemed liquidation event includes each of the following unless the majority of preferred stockholders elect otherwise:

a)
a merger or consolidation of the Company with or into another entity, unless the shares of stock of the Company continue to represent or are converted into or exchanged for shares of capital stock that represent a majority of voting power of the surviving corporation; or

b)	the sale, lease, transfer, exclusive license or other disposition, in a single transaction or series of related transactions, of substantially all the assets of the Company.
The Company has evaluated the Preferred Stock offerings, its investor registration rights and the rights, preferences and privileges of each series of Preferred Stock and has concluded that there were no embedded features that met the definition of a derivative requiring bifurcation and separate accounting. Additionally, the Company assessed the conversion terms associated with its Preferred Stock and concluded that they did not include beneficial conversion features.
The Company has classified Preferred Stock as permanent equity as all deemed liquidation events are within the control of the Company as the common voting shareholders control four of the seven seats of the board of directors and the CEO holds the majority of the common voting shares. In addition, the Company does not currently believe that the related contingent events and the redemption of the Preferred Stock is probable to occur. Therefore, the Company is not currently accreting the Preferred Stock to redemption value, and will only do so if the Preferred Stock becomes probable of redemption in the future.
The redemption value of the Series Seed, A, B, C, D
E-1,
E-2,
E-3
Preferred Stock at December 31, 2021 was $7,000, $26,000, $30,000, $100,000, $125,000, $31,752, $11,032, and $120,000 respectively. The Company has not declared any dividends related to the Preferred Stock.
Common stock
Voting common shares:
 The Company has authorized 128,855,144 shares of Voting Common Shares, par value $0.0001 of which 34,977,237 are issued and outstanding at December 31, 2021 and 2020. Such shares confer upon holders the right to receive dividends out of any assets legally available, when and as declared by the Board, but subject to the prior right of the holders of the Preferred Shares as described above.
Non-voting
 common shares:
 The Company has authorized 21,169,059 shares
of Non-Voting Common
Shares, par value $0.0001 of which 2,201,636 and 1,178,598 are issued and outstanding at December 31, 2021 and 2020, respectively.

The following shares of common stock are reserved for future issuance:

	Voting common shares	Non-voting common shares
Conversion of redeemable, convertible preferred stock	91,628,998	—
Warrants issued and outstanding	—	8,221,123
Stock options issued and outstanding	—	8,873,981
Authorized for future grant under 2014 Stock Option and Grant Plan	—	334,056

	91,628,998	17,439,160

Warrants for
 non-voting
 common stock
In October 2021, the Company issued the Initial Tranche C Warrants to purchase 2,118,687 shares of non-voting
common stock at an exercise price of $0.05 per share to a syndicate of lenders in connection with the Fifth Amendment to the Credit Agreement as discussed in Note 4. These non-voting
common stock warrants expire in October 2031. Additionally, in connection with the Fifth Amendment to the Credit Agreement the Company had contingently issuable Delayed Draw Tranche C Warrants to purchase 533,275 shares of non-voting
common stock (not yet issued or outstanding as of December 31, 2021). The Tranche C Warrants will vest and become exercisable (i) with respect to 25% of the warrant shares, upon issuance thereof, (ii) with respect to 25% of the warrant shares, upon the earlier to occur of (x) termination of the merger agreement in accordance with its terms and (y) April 16, 2022 if the de-SPAC
has not been consummated prior to such date, and (iii) with respect to 50% of the warrant shares, upon the earlier to occur of (1) termination of the merger agreement in accordance with its terms and (2) May 1, 2022 if the de-SPAC
has not been consummated prior to such date. For the avoidance of doubt, if the closing of the de-SPAC
occurs on or prior to April 15, 2022 then the Tranche C Warrants will be exercisable solely with respect to the 25% of the warrant shares that vest immediately upon issuance.
The Tranche C Warrants were assessed under ASC 480 and ASC 815 upon issuance and were determined to meet the requirements for liability classification due to the contingent exercisability conditions described above. Accordingly, the Company recorded the grant date fair value for the Tranche C Warrants to warrant liabilities upon the issuance date.
The weighted-average estimated grant date fair value of such Tranche C Warrants was $3.21 per share at issuance date (aggregate fair value of $8,428). For the 25%
non-contingently
exercisable warrant shares, the fair value approximated the estimated fair value of a share of the Company’s common stock on the date of issuance. For the 75% contingently exercisable warrant shares, the fair value approximated the estimated fair value of a share of the Company’s common stock on the date of issuance adjusted for management’s assumption of the probability of the de-SPAC
occurring on or prior to April 15, 2022. The fair value of the Company’s common stock is based on certain factors as discussed further in Note 6. As of December 31, 2021, the Company concluded there was no change in the fair value of the Tranche C Warrants.
In February 2019 and December 2019, the Company issued warrants to purchase
2,765,887 and 3,244,510
shares of
non-voting
common stock (the “2019 Warrants”), respectively, at an exercise price of
$0.01
per share to a lender in connection with the Credit Agreement discussed in Note 4. These non-voting
common stock warrants expire
in February 2029 and December 2029,
respectively. The estimated grant date fair value of these
non-voting
common stock
warrants was
$2.88
per share at issuance date (aggregate fair value

of $14,482),
which approximated the estimated fair value of a share of the Company’s common stock on the respective dates of issuance. The fair value of the Company’s common stock is based on certain factors as further discussed in Note 6.
In 2018, the Company issued warrants to purchase shares
of non-voting common
stock at an exercise price of $5.01 per share (the “2018 Warrants”).
These non-voting common
stock warrants expire in March 2024. The total award could be exercised for 874,374 shares, of which 437,187 warrants were exercisable at issuance and 437,187 shares may become exercisable upon attaining performance requirements. The performance requirements are attained with each 2,000 residential living units in residential buildings, as defined in the warrant purchase agreement, become paying subscribers to the Company’s internet service, whereby 87,437 warrants vest. The estimated grant date fair value of these non-voting
common stock warrants of $0.04 per share was recognized at

the issuance date (aggregate fair value of $31). During the year ended December 31, 2020, the performance requirements were met related to an additional 2,000 living units and accordingly, an incremental additional 87,437 warrants vested. In October 2021, the remaining unvested warrants were accelerated and vested in full and immediately exercised. The vesting of such warrants was considered probable both at issuance and at the acceleration date. As a result, no incremental share-based compensation expense was recognized with respect to the 2021 vesting.
In September 2017, the Company issued warrants to purchase 92,039 shares of non-voting common
stock at an exercise price of $0.92 per share (the “2017 Warrants”).
These non-voting common
stock warrants expire in September 2027. The estimated grant date fair value of these non-voting common
stock warrants was $0.34 per share at issuance date (aggregate fair value of $31), which approximated the estimated fair value of a share of the Company’s common stock on the respective dates of issuance. The fair value of the Company’s common stock is based on certain factors as further discussed in Note 6.
The 2019, 2018 and 2017 Warrants were assessed under ASC 480 and ASC 815 upon each respective issuance and were determined to meet the requirements for equity classification. Accordingly, the Company recorded the grant date fair value for the 2018 Warrants and the allocated fair value for the 2019 Warrants (see Note 4) of each respective non-voting common
stock warrant to additional paid in capital upon their issuance dates.
As of December 31, 2021, the following warrants to
issue non-voting common
shares of the Company remain outstanding:

Original issuance date	Expiration date	Exercise price	Warrants issued	Warrants currently exercisable
September 2017	September 2027	$0.92	92,039	92,039
February 2019	February 2029	$0.01	2,765,887	2,765,887
December 2019	December 2029	$0.01	3,244,510	3,244,510
October 2021	October 2031	$0.05	2,118,687	529,672

			8,221,123	6,632,108